Post-employment benefit obligations (Schedule of Movements in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	$ 19,382
Assets, end of year	20,626	$ 19,382
Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	19,382	16,894
Return on assets	625	714
Actuarial gain	1,385	2,074
Employer contributions	345	743
Benefits paid	(1,111)	(1,043)
Assets, end of year	$ 20,626	$ 19,382